SCHEDULE OF SIGNIFICANT ASSUMPTIONS USED IN VALUATION OF DERIVATIVE LIABILITY (Details)	9 Months Ended
Sep. 30, 2023
Minimum [Member] | Measurement Input, Expected Term [Member]
[custom:DerivativeLiabilityMeasurementInputTerm]	3 months
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input	5.03
Minimum [Member] | Measurement Input, Price Volatility [Member]
Derivative Liability, Measurement Input	214
Maximum [Member] | Measurement Input, Expected Term [Member]
[custom:DerivativeLiabilityMeasurementInputTerm]	2 years 3 months 3 days
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input	5.55
Maximum [Member] | Measurement Input, Price Volatility [Member]
Derivative Liability, Measurement Input	248